Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Great-West Aggressive Profile Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Aggressive Profile Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:
EQUITY	International	10-40%
	Emerging Markets	0-15%
	Small Cap	5-35%
	Mid Cap	10-40%
	Large Cap	25-45%
	Real Estate	0-10%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	33.96%	Emerging Markets	7.00%
Great-West Large Cap Growth Fund Institutional		Great-West Emerging Markets Equity Fund Institutional
Great-West Large Cap Value Fund Institutional		Real Estate	3.00%
Mid Cap	19.40%	Great-West Real Estate Index Fund Institutional
Great-West Mid Cap Value Fund Institutional
Great-West T. Rowe Mid Cap Growth Fund Institutional
Small Cap	12.12%
Great-West Invesco Small Cap Value Fund Institutional
Great-West Loomis Sayles Small Cap Value Fund Institutional
Great-West Small Cap Growth Fund Institutional
International	24.52%
Great-West International Growth Fund Institutional
Great-West International Value Fund Institutional

		The Fund will rebalance its holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Below is a summary of the principal investment risks of investing in the Fund. These risks are presented in an order that reflects GWCM’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the net asset value of the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Market Risk - The value of an Underlying Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by an Underlying Fund, particular industries represented in an Underlying Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of an Underlying Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Developing and Emerging Markets Risk – The risk that markets of developing and emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. When there is little or no active trading market for a specific type of security, it can become more difficult to sell the security at or near its perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Underlying Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Underlying Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Underlying Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Real Estate Investment Trust (“REIT”)/Real Estate Risk - Investments in real estate-related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies, which means their shares may be more volatile and less liquid. REITs and real estate-related companies may not be diversified.

Index Risk – The value of a mutual fund designed to track the performance of a specified securities benchmark index (“Index Fund”) will generally decline when the performance of its benchmark index declines. A benchmark index may perform unfavorably and/or underperform the market as a whole. An Index Fund is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause an Index Fund’s return to be lower than if an Index Fund employed an active strategy. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Derivatives Risk - Underlying Funds may invest in derivative instruments, including but not limited to, futures contracts, forward contracts, options and swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets. There can be no assurance that an Underlying Fund’s use of derivative contracts will work as intended.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the net asset value of the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Total Market Index (U.S. equities); the MSCI EAFE Index (international equities); the Dow Jones U.S. Select REIT Index (real estate). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund's recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	March 2012	12.77%
Worst Quarter	September 2011	-17.52%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Great-West Aggressive Profile Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[1]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 978
One Year	rr_AverageAnnualReturnYear01	26.52%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	8.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West Aggressive Profile Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[1]
1 Year	rr_ExpenseExampleYear01	$ 116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
1 Year	rr_ExpenseExampleNoRedemptionYear01	116
3 Years	rr_ExpenseExampleNoRedemptionYear03	362
5 Years	rr_ExpenseExampleNoRedemptionYear05	628
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,386
2010	rr_AnnualReturn2010	15.95%
2011	rr_AnnualReturn2011	(4.44%)
2012	rr_AnnualReturn2012	16.64%
2013	rr_AnnualReturn2013	29.07%
2014	rr_AnnualReturn2014	8.34%
2015	rr_AnnualReturn2015	(0.64%)
2016	rr_AnnualReturn2016	11.04%
2017	rr_AnnualReturn2017	20.62%
2018	rr_AnnualReturn2018	(10.41%)
2019	rr_AnnualReturn2019	26.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.52%)
One Year	rr_AverageAnnualReturnYear01	26.10%
Five Years	rr_AverageAnnualReturnYear05	8.50%
Ten Years	rr_AverageAnnualReturnYear10	10.51%
Great-West Aggressive Profile Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[1]
1 Year	rr_ExpenseExampleYear01	$ 142
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,669
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	440
5 Years	rr_ExpenseExampleNoRedemptionYear05	761
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,669
One Year	rr_AverageAnnualReturnYear01	25.82%
Five Years	rr_AverageAnnualReturnYear05	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011
Great-West Aggressive Profile Fund | Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.02%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10	11.71%
Great-West Aggressive Profile Fund | Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.02%
Five Years	rr_AverageAnnualReturnYear05	11.38%
Ten Years	rr_AverageAnnualReturnYear10	13.44%
Great-West Aggressive Profile Fund | Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.02%
Five Years	rr_AverageAnnualReturnYear05	11.38%
Ten Years	rr_AverageAnnualReturnYear10	13.40%
Great-West Aggressive Profile Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	28.08%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10	9.54%
Great-West Aggressive Profile Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	28.08%
Five Years	rr_AverageAnnualReturnYear05	9.71%
Ten Years	rr_AverageAnnualReturnYear10	11.24%
Great-West Aggressive Profile Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	28.08%
Five Years	rr_AverageAnnualReturnYear05	9.71%
Ten Years	rr_AverageAnnualReturnYear10	11.10%

[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	Since inception on May 1, 2015
[3]	Since inception on July 29, 2011